135 Commonwealth Drive
Menlo Park, California 94025
Tel: (650) 328-4600 Fax: (650) 463-2600
www.lw.com

FIRM / AFFILIATE OFFICES
Brussels	New Jersey
Chicago	New York
Frankfurt	Northern Virginia
Hamburg	Orange County
Hong Kong	Paris
London	San Diego
Los Angeles	San Francisco
Milan	Silicon Valley
Moscow	Singapore
Munich	Tokyo
Washington, D.C.

September 29, 2006
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attention: Paul Dudek
Re:	Avago Technologies Finance Pte. Ltd. Registration Statement on Form F-4
Dear Mr. Dudek:
     Our client, Avago Technologies Finance Pte. Ltd., a Singapore private limited company (the “Company”), is today filing under the Securities Act of 1933, as amended (the “Securities Act”), a Registration Statement on Form F-4 relating to the exchange of $500,000,000 principal amount of 10 1/8% Senior Notes due 2013, $250,000,000 principal amount of Senior Floating Rate Notes due 2013 and $250,000,000 principal amount of 11 7/8% Senior Subordinated Notes due 2015, all of which will be registered under the Securities Act, for any and all outstanding 10 1/8% Senior Notes due 2013, Senior Floating Rate Notes due 2013 and 11 7/8% Senior Subordinated Notes due 2015, respectively. The Company has paid the registration fee of $107,000 by wire transfer to the Commission’s account at Mellon Bank as permitted by the Rules under the Securities Act.
     The Company’s fiscal year ends on October 31, and the Form F-4 includes audited financial information for the Company for the nine months ended July 31, 2006, as well as financial information of its predecessor for prior periods. The Form F-4 omits certain executive compensation information for the last completed fiscal year because the Company had no operations as of October 31, 2005 and the Company respectfully submits that executive compensation information for the predecessor would not be relevant to holders of notes. The Company currently plans to undertake the exchange offers contemplated by the Form F-4 in December 2006. Prior to requesting acceleration of the Form F-4, the Company will include in a pre-effective amendment to the Form F-4 filed with the Commission: (1) audited financial information of the Company for the year ending October 31, 2006 and (2) the executive compensation information required under Item 402 of Regulation S-K for the year ending October 31, 2006.
     As indicated in the registration statement, the Company respectfully represents that selected financial data for the year ended October 31, 2002 cannot be prepared without incurring unreasonable effort or expense. The Company was, until December 1, 2005, a business unit of Agilent Technologies, Inc. (“Agilent”) and the historical data includes extensive allocations and other data not readily accessible to the Company. The Company has also recently completed two material dispositions that are not readily identifiable in historical Agilent records because 2002 predates the installation of a new ERP system. Further, given the passage of time and the rapid rate of change in the semiconductor industry, the Company respectfully submits that selected financial information for the year ended October 31, 2002 is of little value to holders of the notes.

Securities and Exchange Commission
September 29, 2006

     Should the Staff have any comments regarding the foregoing or regarding the enclosed Form F-4, please contact the undersigned at (650) 463-2643 or William Davisson of this firm at (650) 463-2660.

Very truly yours,
/s/ Anthony J. Richmond

Anthony J. Richmond of LATHAM & WATKINS LLP

cc:	Avago Technologies Finance Pte. Ltd.